Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Oct. 26, 2023	Nov. 04, 2022	Jun. 30, 2024
Warrants [Line Items]
Average daily closing price		90.00%
Exercise price per share			$ 11.5
Warrants issued			2,839,951
Financing expense			$ 303
Warrants outstanding			6,100,000
Ordinary shares purchased			3,850,857
Gross proceeds rate	7.50%
Ordinary shares percentage	1.00%
Exercise price per share	$ 10.225
PA warrants			$ 17,739
Weighted average exercise price			$ 10.72
Remaining contractual lives			3 years 6 months 21 days
GEM Warrant [Member]
Warrants [Line Items]
Ordinary shares issued		$ 125,000
Equity interests outstanding			3.30%
Exercise price per share			$ 11.5
Public Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 11.5
Warrants outstanding			750,000
Purchased shares			1
Warrant price per share			$ 0.01
Private Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 16.5
Warrants outstanding			350,000
Purchased shares			1
Common Warrants [Member]
Warrants [Line Items]
Warrant exercise price			$ 9
FT Global Capital, Inc [Member]
Warrants [Line Items]
Warrants issued	25,672
Class A Ordinary Shares [Member]
Warrants [Line Items]
Exercise price per share			$ 16.5
Ordinary share purchased			1
Warrants outstanding			12,431,674
Purchased shares			9,574,077
Class A Ordinary Shares [Member] | Public Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 11.5
Class A Ordinary Shares [Member] | Private Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 11.5